Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Text Block1 [Abstract]
Summary of Ab Inbev's Material Tax Proceedings Related to Ambev and Its Subsidiaries
As of 30 June 2026 and 31 December 2025, AB InBev’s material tax proceedings are related to Ambev and its subsidiaries. Estimates of amounts of possible loss are as follows:

Million US dollar	30 June 2026	31 December 2025

Income tax and social contribution	15 068	13 122
Value-added and excise taxes	5 714	5 236
Other taxes	764	691
	21 546	19 049